Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Cobham PLC	485,077	$992,622
QinetiQ Group PLC	115,206	498,022
Senior PLC	84,731	198,046
Ultra Electronics Holdings PLC	14,371	387,764

		2,076,454

Air Freight & Logistics — 0.5%
Royal Mail PLC	182,588	492,430

Airlines — 0.5%
Dart Group PLC	18,120	347,355
Stobart Group Ltd.	69,075	101,321

		448,676

Auto Components — 0.3%
AB Dynamics PLC	3,197	102,556
TI Fluid Systems PLC(a)	46,973	137,620

		240,176

Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	10,687	76,085

Banks — 0.9%
Bank of Georgia Group PLC	7,940	152,002
Metro Bank PLC(b)(c)	23,065	55,790
Virgin Money UK PLC	261,913	605,747

		813,539

Beverages — 2.0%
AG Barr PLC	20,899	158,953
Britvic PLC	53,855	675,020
C&C Group PLC	63,495	320,310
Fevertree Drinks PLC	21,203	600,083
Stock Spirits Group PLC	2,075	5,153

		1,759,519

Biotechnology — 1.5%
Abcam PLC	39,648	684,651
Genus PLC	13,197	542,495
Oxford Biomedica PLC(b)	10,875	87,636

		1,314,782

Building Products — 0.3%
Polypipe Group PLC	40,427	256,546

Capital Markets — 8.8%
Ashmore Group PLC	86,758	534,174
Brewin Dolphin Holdings PLC	61,813	277,444
Burford Capital Ltd.	42,132	449,879
Close Brothers Group PLC	30,713	590,745
CMC Markets PLC(a)	25,209	47,673
IG Group Holdings PLC	74,949	655,165
IntegraFin Holdings PLC	46,854	242,423
Intermediate Capital Group PLC	58,908	1,166,584
Investec PLC	141,218	801,719
Jupiter Fund Management PLC	92,869	437,619
Man Group PLC	310,898	610,258
Numis Corp. PLC	12,587	39,401
Pollen Street Secured Lending	15,378	164,701
Quilter PLC(a)	385,920	735,303
Rathbone Brothers PLC	10,287	283,423
Sanne Group PLC	29,480	245,954
TP ICAP PLC	114,286	570,620

		7,853,085

Security	Shares	Value

Chemicals — 1.7%
Elementis PLC	117,404	$257,255
Essentra PLC	53,260	290,172
Scapa Group PLC	32,261	104,324
Sirius Minerals PLC(b)(c)	1,413,354	67,496
Synthomer PLC	68,934	271,422
Victrex PLC	17,536	521,705

		1,512,374

Commercial Services & Supplies — 3.4%
Aggreko PLC	51,962	557,732
Babcock International Group PLC	51,366	392,273
Biffa PLC(a)	50,988	166,202
De La Rue PLC	20,603	40,775
HomeServe PLC	61,091	952,206
Mitie Group PLC	73,745	124,960
Renewi PLC	168,092	63,924
Restore PLC	22,986	138,850
RPS Group PLC	46,798	100,485
Serco Group PLC(b)	245,467	494,048

		3,031,455

Communications Equipment — 0.4%
Spirent Communications PLC	122,742	334,998

Construction & Engineering — 1.5%
Balfour Beatty PLC	138,189	394,675
Galliford Try PLC	22,534	213,945
John Laing Group PLC(a)	100,008	491,828
Keller Group PLC	15,018	123,742
Morgan Sindall Group PLC	7,849	145,183

		1,369,373

Construction Materials — 1.2%
Forterra PLC(a)	40,514	153,022
Ibstock PLC(a)	83,421	284,438
Marshalls PLC	40,642	409,787
Rhi Magnesita NV	4,401	216,436

		1,063,683

Consumer Finance — 0.6%
Amigo Holdings PLC(a)	23,887	19,404
Arrow Global Group PLC	34,810	93,655
Funding Circle Holdings PLC(a)(b)	34,338	44,683
International Personal Finance PLC	47,002	85,116
Provident Financial PLC	51,062	283,415

		526,273

Containers & Packaging — 1.5%
DS Smith PLC	278,334	1,374,576

Distributors — 0.8%
Inchcape PLC	82,302	693,039

Diversified Consumer Services — 0.2%
AA PLC	128,846	70,831
Dignity PLC	9,897	76,939

		147,770

Diversified Financial Services — 0.2%
Plus500 Ltd.	21,751	216,639

Diversified Telecommunication Services — 0.2%
TalkTalk Telecom Group PLC	141,027	191,722

Electronic Equipment, Instruments & Components — 2.4%
Electrocomponents PLC	90,388	764,169

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Renishaw PLC	7,396	$379,034
Smart Metering Systems PLC(c)	20,544	144,295
Spectris PLC	23,521	852,796

		2,140,294

Energy Equipment & Services — 1.2%
Hunting PLC	28,431	143,572
John Wood Group PLC	138,957	631,430
Petrofac Ltd.	52,616	261,686

		1,036,688

Entertainment — 1.3%
Cineworld Group PLC	208,748	561,093
Entertainment One Ltd.	80,752	580,757
Frontier Developments PLC(b)	3,915	61,781

		1,203,631

Equity Real Estate Investment Trusts (REITs) — 9.7%
Assura PLC	488,102	478,571
Big Yellow Group PLC	32,090	458,668
Civitas Social Housing PLC	127,453	145,737
Custodian REIT PLC	77,978	115,389
Derwent London PLC	21,519	1,029,332
Empiric Student Property PLC	121,754	152,764
GCP Student Living PLC	83,337	201,795
Great Portland Estates PLC	47,920	514,968
Hammerson PLC	155,461	597,636
Hansteen Holdings PLC	82,444	110,480
Intu Properties PLC(b)(c)	194,038	87,846
LondonMetric Property PLC	161,882	487,051
LXI REIT PLC	106,349	175,530
NewRiver REIT PLC	62,297	156,327
Picton Property Income Ltd. (The)	111,128	132,963
Primary Health Properties PLC	230,489	438,859
RDI REIT PLC	57,218	94,439
Regional REIT Ltd.(a)	77,875	108,790
Safestore Holdings PLC	42,643	417,000
Schroder REIT Ltd.	107,288	74,940
Shaftesbury PLC	31,205	366,099
Standard Life Investment Property Income Trust Ltd.	83,853	95,665
Tritax Big Box REIT PLC	346,303	663,852
UK Commercial Property REIT Ltd.	158,042	179,283
UNITE Group PLC (The)	58,900	953,101
Workspace Group PLC	27,477	394,866

		8,631,951

Food Products — 2.0%
Bakkavor Group PLC(a)	30,360	49,560
Cranswick PLC	10,464	423,651
Greencore Group PLC	90,304	283,727
Hotel Chocolat Group PLC(c)	8,409	47,098
Premier Foods PLC(b)	142,011	73,476
Tate & Lyle PLC	95,022	898,971

		1,776,483

Health Care Equipment & Supplies — 1.0%
Advanced Medical Solutions Group PLC	39,349	132,844
ConvaTec Group PLC(a)	300,867	745,069

		877,913

Health Care Providers & Services — 1.4%
CVS Group PLC	13,515	189,501
Mediclinic International PLC	82,245	411,280
Spire Healthcare Group PLC(a)	57,903	92,499

Security	Shares	Value

Health Care Providers & Services (continued)
UDG Healthcare PLC	50,491	$539,135

		1,232,415

Health Care Technology — 0.3%
Craneware PLC	4,015	130,874
EMIS Group PLC	10,214	140,309

		271,183

Hotels, Restaurants & Leisure — 4.4%
888 Holdings PLC	74,314	156,492
Domino’s Pizza Group PLC	94,046	376,867
EI Group PLC(b)	87,864	320,272
Gamesys Group PLC(b)	12,964	118,221
Greggs PLC	20,519	552,591
J D Wetherspoon PLC(c)	13,856	286,943
Marston’s PLC	128,863	213,189
Mitchells & Butlers PLC(b)	39,102	227,097
Patisserie Holdings PLC(b)(d)	6,053	0	(e)
Playtech PLC	62,630	311,167
Restaurant Group PLC (The)	100,311	192,033
SSP Group PLC	90,248	786,800
Thomas Cook Group PLC(b)(c)(d)	212,569	3
William Hill PLC	177,328	409,891

		3,951,566

Household Durables — 3.3%
Bellway PLC	24,987	1,079,188
Bovis Homes Group PLC	27,356	433,466
Countryside Properties PLC(a)	91,304	467,447
Crest Nicholson Holdings PLC	52,106	259,082
IG Design Group PLC (c)	9,749	83,228
McCarthy & Stone PLC(a)	76,605	139,220
Redrow PLC	46,431	396,987
Victoria PLC(b)	21,866	113,700

		2,972,318

Household Products — 0.1%
PZ Cussons PLC	52,692	139,041

Independent Power and Renewable Electricity Producers — 0.3%
Drax Group PLC	80,177	289,348

Insurance — 4.4%
Beazley PLC	107,452	739,422
Hastings Group Holdings PLC(a)	73,683	169,364
Hiscox Ltd.	58,490	1,031,203
Just Group PLC(b)	212,870	182,418
Lancashire Holdings Ltd.	39,001	374,575
Phoenix Group Holdings PLC	109,774	1,058,556
Sabre Insurance Group PLC(a)	48,157	184,693
Saga PLC	229,825	152,504

		3,892,735

Interactive Media & Services — 1.6%
Rightmove PLC	179,563	1,448,403

Internet & Direct Marketing Retail — 4.1%
AO World PLC(b)	46,772	51,425
ASOS PLC(b)(c)	11,909	493,092
boohoo Group PLC(b)	153,676	626,952
GoCo Group PLC	62,811	85,308
Just Eat PLC(b)	124,574	1,232,050
Moneysupermarket.com Group PLC	108,809	479,235
N Brown Group PLC	32,916	54,541
On the Beach Group PLC(a)	24,169	140,056

2

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Trainline PLC(a)(b)	77,156	$466,072

		3,628,731

IT Services — 2.2%
Computacenter PLC	15,045	294,051
Equiniti Group PLC(a)	73,918	185,967
Finablr PLC(a)(b)	42,130	113,350
iomart Group PLC	15,726	72,213
Kainos Group PLC	14,992	114,802
Keywords Studios PLC(c)	10,998	200,159
NCC Group PLC	57,050	152,385
Network International Holdings PLC(a)(b)	65,990	494,223
Softcat PLC	24,127	351,405

		1,978,555

Leisure Products — 0.6%
Games Workshop Group PLC	6,262	464,124
Photo-Me International PLC	53,027	60,154

		524,278

Life Sciences Tools & Services — 0.3%
Clinigen Healthcare Ltd.(b)	25,683	289,355

Machinery — 2.8%
Bodycote PLC	38,833	438,010
IMI PLC	55,220	800,698
Morgan Advanced Materials PLC	57,731	214,168
Rotork PLC	176,928	750,191
Vesuvius PLC	44,001	258,168

		2,461,235

Media — 1.7%
Ascential PLC(a)	81,702	346,635
Daily Mail & General Trust PLC, Class A, NVS	32,050	341,189
Euromoney Institutional Investor PLC	22,167	357,839
Future PLC	16,794	287,179
Hyve Group PLC	149,994	160,258

		1,493,100

Metals & Mining — 1.5%
Centamin PLC	234,064	336,369
Central Asia Metals PLC	32,728	89,536
Ferrexpo PLC	61,032	113,207
Hill & Smith Holdings PLC	16,077	282,612
Hochschild Mining PLC	52,566	110,830
KAZ Minerals PLC	52,656	333,401
SolGold PLC(b)(c)	125,875	36,553

		1,302,508

Multi-Utilities — 0.2%
Telecom Plus PLC	12,686	218,244

Multiline Retail — 1.0%
B&M European Value Retail SA	182,690	893,723

Oil, Gas & Consumable Fuels — 1.9%
Anglo Pacific Group PLC	35,659	81,872
Cairn Energy PLC(b)	119,564	278,226
Diversified Gas & Oil PLC	126,140	164,794
EnQuest PLC(b)	296,841	70,496
Gulf Keystone Petroleum Ltd.	44,312	116,928
Hurricane Energy PLC(b)(c)	327,162	196,357
Pharos Energy PLC	51,830	34,862
Premier Oil PLC(b)(c)	166,156	186,682
Serica Energy PLC(b)	36,799	59,023

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tullow Oil PLC	284,841	$482,475

		1,671,715

Pharmaceuticals — 2.0%
Alliance Pharma PLC	86,734	88,182
Dechra Pharmaceuticals PLC	20,825	763,399
Hikma Pharmaceuticals PLC	29,490	730,483
Indivior PLC(b)	145,845	76,498
Vectura Group PLC	119,727	128,694

		1,787,256

Professional Services — 2.3%
Capita PLC(b)	338,518	693,591
Hays PLC	295,959	638,166
Pagegroup PLC	66,671	415,155
RWS Holdings PLC	36,303	308,044

		2,054,956

Real Estate Management & Development — 3.2%
Capital & Counties Properties PLC	146,802	460,290
Grainger PLC	122,771	450,369
Helical PLC	22,350	122,288
IWG PLC	135,934	718,444
Purplebricks Group PLC(b)	48,247	65,528
Savills PLC	29,054	372,055
Sirius Real Estate Ltd.	186,902	195,824
St. Modwen Properties PLC	40,486	239,325
Urban & Civic PLC	29,475	127,722
Watkin Jones PLC	31,830	95,931

		2,847,776

Road & Rail — 1.7%
Firstgroup PLC(b)	246,498	383,890
Go-Ahead Group PLC (The)	8,705	246,142
National Express Group PLC	93,436	560,305
Northgate PLC	27,443	112,172
Redde PLC	62,546	89,802
Stagecoach Group PLC	83,215	146,819

		1,539,130

Semiconductors & Semiconductor Equipment — 0.1%
IQE PLC(b)(c)	161,795	101,502

Software — 2.2%
Alfa Financial Software Holdings PLC(a)(b)	17,292	23,888
Avast PLC(a)	118,986	689,510
Blue Prism Group PLC(b)(c)	13,074	191,097
First Derivatives PLC(c)	3,788	121,514
GB Group PLC	37,334	326,451
Learning Technologies Group PLC(c)	95,882	151,309
Sophos Group PLC(a)	68,912	503,628

		2,007,397

Specialty Retail — 2.3%
Card Factory PLC	65,578	134,278
Dixons Carphone PLC	200,911	320,690
Dunelm Group PLC	20,383	224,765
Halfords Group PLC	41,609	86,437
Lookers PLC	71,836	49,991
Pets at Home Group PLC	101,405	330,542
Sports Direct International PLC(b)	43,414	189,358
Superdry PLC	10,676	70,428
WH Smith PLC	21,879	692,796

		2,099,285

3

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
Coats Group PLC	291,458	$272,006
Ted Baker PLC	5,979	30,750

		302,756

Thrifts & Mortgage Finance — 0.9%
OneSavings Bank PLC	89,801	449,530
Paragon Banking Group PLC	51,945	333,939

		783,469

Trading Companies & Distributors — 3.7%
Diploma PLC	22,944	546,670
Grafton Group PLC	48,236	522,856
Howden Joinery Group PLC	121,573	991,649
SIG PLC	115,975	187,367
Travis Perkins PLC	51,153	1,018,632

		3,267,174

Transportation Infrastructure — 0.9%
John Menzies PLC	14,733	86,329
Signature Aviation PLC	168,544	702,216

		788,545

Water Utilities — 1.1%
Pennon Group PLC	85,329	1,006,603

Wireless Telecommunication Services — 0.2%
Airtel Africa PLC(a)	150,813	153,818

Total Common Stocks — 99.5% (Cost: $89,139,315)		88,858,274

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	2,010,766	2,011,570

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(f)(g)	630,000	$630,000

		2,641,570

Total Short-Term Investments — 3.0% (Cost: $2,641,344)		2,641,570

Total Investments in Securities — 102.5% (Cost: $91,780,659)		91,499,844

Other Assets, Less Liabilities — (2.5)%		(2,201,847)

Net Assets — 100.0%		$89,297,997

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,482,477	528,289	2,010,766	$2,011,570	$14,003	(a)	$(52)	$(150)
BlackRock Cash Funds: Treasury, SL Agency Shares	27,000	603,000	630,000	630,000	607		—	—

				$2,641,570	$14,610		$(52)	$(150)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$88,858,271	$—	$3	$88,858,274
Money Market Funds	2,641,570	—	—	2,641,570

	$91,499,841	$—	$3	$91,499,844

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5